Derivative financial instruments	6 Months Ended
Jun. 30, 2024
Derivative financial instruments
Derivative financial instruments

5.Derivative financial instruments

Forward freight agreements

As of June 30, 2024, the Company’s Forward Freight Agreements (“FFAs”), with maturities up to December 2025, had a fair value of $0.05 million. FFAs are considered Level 2 items in accordance with the fair value hierarchy as defined in IFRS 13 Fair Value Measurement.

As of June 30, 2024, the realized and unrealized gain/ loss on FFAs amounted to $0.02 million is included in the statement profit or loss and other comprehensive income. Their fair value approximates the amount that the Company would have to pay or receive for the early termination of the agreements.

Foreign exchange forward agreements

As of June 30, 2024, the Company’s Foreign Exchange Swaps (“FXSs”) with a maturing date in January 2025 had a fair value of  $0.2 million and the respective realized/unrealized gain or loss amounted to $0.4 million is included in the statement of profit or loss and other comprehensive income. FXSs are considered Level 2 items in accordance with the fair value hierarchy as defined in IFRS 13 Fair Value Measurement. Their fair value approximates the amount that the Company would have to pay or receive for the early termination of the agreements

The fair values of the Group’s derivative financial (liabilities)/assets as of June 30, 2024 and December 31, 2023 related to FFAs and FXSs are presented below:

Derivatives’	Financial Position	June 30,	December 31,
Fair values	Location	2024	2023
ASSETS
FXSs	Current asset portion	—	$207,488
FFAs	Non-Current asset portion	$16,680	—
FFAs	Current asset portion	—	21,885
LIABILITIES
FXSs	Current Liability Portion	(167,253)	—
FFAs	Current Liability Portion	(63,388)	—
Total		$(213,961)	$229,373

Effect on the Consolidated Statements of Profit or Loss and Other Comprehensive Income

	Six months ended,
	2024	2023
Unrealized (loss)/gain, net on FXSs	$(374,741)	$229,357
Unrealized loss, net on FFAs	(68,593)	(90,994)
Total unrealized (loss)/gain, net on derivatives	$(443,334)	$138,363

	Six months ended,
	2024	2023
Realized (loss)/gain, net on FXSs	$(85,050)	$32,740
Realized gain, net on FFAs	46,460	172,215
Total realized (loss)/gain, net on derivatives	$(38,590)	$204,955